Victory Ultra Short-Term Bond Fund Average Annual Total Returns	12 Months Ended	54 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%		(0.33%)		1.35%
Bloomberg U.S. Treasury Bellwethers 3 Month Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.29%		2.51%		1.80%
Lipper Ultra Short Obligations Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.76%		2.69%		2.13%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.20%		3.08%		2.43%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.92%		1.83%		1.42%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.64%		1.82%		1.42%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.22%		3.13%		2.46%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.93%	3.24%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	6.37%		3.27%	3.06%

[1]	Inception date of Class A is June 29, 2020.
[2]	Inception date of Class R6 is March 1, 2017.